Schedule of composition of the main effects not allocated to the operating segments (Details) - Corporate 1 [Member] - BRL (R$) R$ in Thousands		9 Months Ended			12 Months Ended
		Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
[custom:ProfitAndLossBeforeFinancialResultsAndTaxes]					R$ 90,405	R$ (327,366)	R$ (454,899)
Impairement And Result In The Sale Of Investment [Member]
IfrsStatementLineItems [Line Items]
[custom:ImpairementAndResultInTheSaleOfInvestments]					76,148	(62,006)	(21,751)
Results With Sale And Disposal Of Fixed Assets [Member]
IfrsStatementLineItems [Line Items]
[custom:ProfitAndLossBeforeFinancialResultsAndTaxes]					65,884	(28,178)	(14,642)
Reversal Provision For Tax And Civil Contingencies [Member]
IfrsStatementLineItems [Line Items]
[custom:ProfitAndLossBeforeFinancialResultsAndTaxes]					30,587	(109,088)	(63,228)
Expenses With Demobilization [Member]
IfrsStatementLineItems [Line Items]
[custom:ProfitAndLossBeforeFinancialResultsAndTaxes]					(6,814)	(16,494)	(39,281)
Investigations Involving The Company [Member]
IfrsStatementLineItems [Line Items]
[custom:ProfitAndLossBeforeFinancialResultsAndTaxes]					(9,003)	(28,004)	(79,208)
Expenses C O V I D 19 [Member]
IfrsStatementLineItems [Line Items]
[custom:ProfitAndLossBeforeFinancialResultsAndTaxes]	[1]				(74,482)	(81,562)
Arbitration Reversal [Member]
IfrsStatementLineItems [Line Items]
[custom:ProfitAndLossBeforeFinancialResultsAndTaxes]						14,520
Restructuring Plan [Member]
IfrsStatementLineItems [Line Items]
[custom:ProfitAndLossBeforeFinancialResultsAndTaxes]			R$ (58)	R$ (14,460)
Results With Disposal Of Businesses [Member]
IfrsStatementLineItems [Line Items]
[custom:ProfitAndLossBeforeFinancialResultsAndTaxes]						(29,471)	3,234
Others [Member]
IfrsStatementLineItems [Line Items]
[custom:ProfitAndLossBeforeFinancialResultsAndTaxes]					R$ 8,085	R$ 12,975	R$ (21,127)

[1]	Includes recovery of PIS, COFINS and ICMS taxes on inputs, INSS and other in the amount of R$62,439 and effects of the final decision related to the exclusion of ICMS from the PIS and COFINS calculation basis of SHB, Batávia and UP! Alimentos Ltda. in the amount of R$41,554 (note 9.2) for year ended December 31, 2021 (R$295,593 of recovery of PIS and COFINS taxes on inputs for the year ended December 31, 2020). For the year ended on December 31, 2019, includes the effects of the final decision related to the exclusion of ICMS from the PIS and COFINS calculation base of R$1,185,386.